DEBT AND LEASE LIABILITIES - Schedule of debt and lease liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
DEBT AND LEASE LIABILITIES
Lease liabilities	$ 577,009
Bridge loan	15,066,071
Debt and lease liabilities	15,643,080
Less: current portion	135,140
Long-term portion	$ 15,507,940